AB Municipal Income Fund II

AB Minnesota Portfolio

Portfolio of Investments

February 28, 2025 (unaudited)

	Principal Amount (000)		U.S. $ Value

MUNICIPAL OBLIGATIONS – 98.1%
Long-Term Municipal Bonds – 98.1%
Minnesota – 98.1%
Anoka-Hennepin Independent School District No. 11 (Anoka-Hennepin Independent School District No. 11 COP) Series 2014-A 5.00%, 02/01/2034	$	1,695	$1,697,318
City of Fridley MN (Roers Fridley Apartments Owner II) Series 2023-A 5.75%, 06/01/2041(a)		200	202,198
City of Hermantown MN (City of Hermantown MN) Series 2024-B 4.00%, 02/01/2041		1,035	1,044,388
City of Maple Grove MN (Maple Grove Hospital) Series 2017 5.00%, 05/01/2031		1,000	1,022,371
City of Minneapolis MN (Allina Health Obligated Group) Series 2023-A 5.00%, 11/15/2052		1,000	1,061,303
City of Minneapolis MN (Fairview Health Services Obligated Group) Series 2018-A 5.00%, 11/15/2036		1,000	1,038,821
City of St. Cloud MN (CentraCare Health System Obligated Group) Series 2024 5.00%, 05/01/2054		1,000	1,050,513
City of St. Paul MN Water Revenue (City of St. Paul MN Water Revenue) Series 2023-A 4.00%, 12/01/2045		1,000	1,015,881
Cloquet Independent School District No. 94 (Prerefunded - US Treasuries) Series 2015-B 5.00%, 02/01/2031		1,200	1,200,207
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Amherst H Wilder Foundation/MN) Series 2020 5.00%, 12/01/2036		1,575	1,657,986
Housing & Redevelopment Authority of The City of St. Paul Minnesota (HealthPartners Obligated Group) Series 2015-A 5.00%, 07/01/2032		1,000	1,004,645
Hutchinson Utilities Commission (Hutchinson Utilities Commission) Series 2012-A 5.00%, 12/01/2025		420	420,660
Minneapolis Special School District No. 1 (Minneapolis Special School District No. 1) Series 2016 5.00%, 02/01/2031		1,000	1,042,084

	Principal Amount (000)		U.S. $ Value

Minneapolis-St. Paul Metropolitan Airports Commission (Minneapolis-St Paul Metropolitan Airports Commission) Series 2024 5.25%, 01/01/2049	$	1,415	$1,498,666
Minnesota Higher Education Facilities Authority (College of St. Scholastica) Series 2019 4.00%, 12/01/2040		1,000	893,936
Minnesota Higher Education Facilities Authority (St. Catherine University) Series 2018-A 5.00%, 10/01/2045		1,100	1,079,247
Minnesota Higher Education Facilities Authority (St. Olaf College) Series 2021 3.00%, 10/01/2041		1,000	864,310
Minnesota Higher Education Facilities Authority (University of St. Thomas/Minneapolis) Series 2024-A 5.00%, 10/01/2038		1,000	1,105,415
Minnesota Housing Finance Agency (State of Minnesota Lease) Series 2019 4.00%, 08/01/2031		50	51,979
Minnesota Municipal Gas Agency (Royal Bank of Canada) Series 2022-A 4.00%, 12/01/2052		1,000	1,014,266
Minnesota Municipal Power Agency (Minnesota Municipal Power Agency) Series 2014 5.00%, 10/01/2032		750	752,570
North St. Paul-Maplewood-Oakdale Independent School District No. 622 (North St. Paul-Maplewood-Oakdale Independent School District No. 622) Series 2019-A 3.00%, 02/01/2039		1,000	918,801
Northern Municipal Power Agency (Northern Municipal Power Agency) Series 2017 5.00%, 01/01/2041		700	713,935
South Washington County Independent School District No. 833/MN (South Washington County Independent School District No. 833/MN) Series 2024-A 5.00%, 02/01/2038		1,000	1,108,888
Southern Minnesota Municipal Power Agency (Southern Minnesota Municipal Power Agency) Series 2017-A 5.00%, 01/01/2047		1,000	1,029,490
Western Minnesota Municipal Power Agency (Western Minnesota Municipal Power Agency) Series 2019-A 3.156%, 01/01/2039		1,000	850,212

Company	Shares	U.S. $ Value

Total Municipal Obligations (cost $25,816,697)		$25,340,090

SHORT-TERM INVESTMENTS – 1.5%
Investment Companies – 1.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.24%(b) (c) (d) (cost $390,243)	390,243	390,243

Total Investments – 99.6% (cost $26,206,940)(e)		25,730,333
Other assets less liabilities – 0.4%		101,207

Net Assets – 100.0%		$25,831,540

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	980	10/15/2028	CPI#	2.565%	Maturity	$(1,764)	$—	$(1,764)
USD	800	10/15/2029	2.485%	CPI#	Maturity	3,359	—	3,359
USD	800	10/15/2029	2.569%	CPI#	Maturity	240	—	240
USD	667	10/15/2029	2.499%	CPI#	Maturity	2,366	—	2,366
USD	667	10/15/2029	2.516%	CPI#	Maturity	1,839	—	1,839
USD	666	10/15/2029	2.451%	CPI#	Maturity	3,839	—	3,839
USD	1,020	10/15/2030	CPI#	2.531%	Maturity	(918)	—	(918)

						$8,961	$—	$8,961

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	800	04/30/2030	1 Day SOFR	3.369%	Annual	$(24,708)	$—	$(24,708)
USD	710	04/30/2030	1 Day SOFR	3.075%	Annual	(33,456)	—	(33,456)
USD	200	10/15/2030	1 Day SOFR	4.082%	Annual	3,320	—	3,320
USD	200	01/08/2031	1 Day SOFR	3.580%	Annual	(2,041)	—	(2,041)
USD	740	04/30/2031	1 Day SOFR	4.285%	Annual	17,228	—	17,228
USD	1,300	12/03/2031	1 Day SOFR	4.110%	Annual	27,158	—	27,158
USD	1,000	12/03/2031	1 Day SOFR	4.027%	Annual	15,741	122	15,619
USD	400	12/03/2031	1 Day SOFR	4.130%	Annual	8,722	—	8,722
USD	800	02/15/2035	3.784%	1 Day SOFR	Annual	(668)	(668)	—

						$11,296	$(546)	$11,842

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration. At February 28, 2025, the market value of this security amounted to $202,198 or 0.8% of net assets.

(b)	The rate shown represents the 7-day yield as of period end.
(c)	Affiliated investments.

(d)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(e)

As of February 28, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $154,942 and gross unrealized depreciation of investments was $(610,746), resulting in net unrealized depreciation of $(455,804).

Glossary:

COP – Certificate of Participation

SOFR – Secured Overnight Financing Rate

AB Municipal Income Fund II

AB Minnesota Portfolio

February 28, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 28, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$25,340,090	$—	$25,340,090
Short-Term Investments	390,243	—	—	390,243

Total Investments in Securities	390,243	25,340,090	—	25,730,333
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	11,643	—	11,643
Centrally Cleared Interest Rate Swaps	—	72,169	—	72,169

Investments in Securities:	Level 1	Level 2	Level 3	Total
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	$—	$(2,682)	$—	$(2,682)
Centrally Cleared Interest Rate Swaps	—	(60,873)	—	(60,873)

Total	$390,243	$25,360,347	$—	$25,750,590

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended February 28, 2025 is as follows:

Fund	Market Value 05/31/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$926	$10,386	$10,922	$390	$14